Note 12 - Income Taxes (Tables)	12 Months Ended
Oct. 31, 2024
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Fiscal year ended October 31, 2024	Current	Deferred	Total
U.S. Federal	$830	$—	$830
State	19,872	—	19,872
Totals	$20,702	$—	$20,702
Fiscal year ended October 31, 2023	Current	Deferred	Total
U.S. Federal	$105,756	$—	$105,756
State	39,968	—	39,968
Totals	$145,724	$—	$145,724

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years ended October 31,
	2024	2023
“Expected” income taxes (benefit)	$(879,797)	$464,567
Increase (reduction) in income tax expense (benefit) resulting from:
State income taxes, net of federal benefit	(68,711)	25,751
Provision to return reconciliation adjustment	1,755	81,100
Excess tax benefits related to share-based compensation	32,023	(11,875)
Non-deductible life insurance premiums	5,527	5,527
Other differences, net	19,215	11,918
Change in valuation allowance	910,690	(431,264)
Reported income tax expense	$20,702	$145,724

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	October 31,
	2024	2023
Deferred tax assets:
Accounts receivable, due to allowances for credit losses and sales returns	$38,782	$35,563
Inventories, due to allowance for damaged and slow-moving inventories and additional costs inventoried for tax purposes pursuant to the Tax Reform Act of 1986	1,223,072	1,099,469
Liabilities recorded for accrued expenses, deductible for tax purposes when paid	38,204	67,842
Share-based compensation expense	74,422	116,939
Section 163(j) interest	248,890	3,450
Research and experimental expenditures, due to capitalization for tax purposes	152,950	85,419
Net operating loss carryforwards	3,025,852	2,494,887
Plant and equipment, due to differences in depreciation and capital gain recognition	54,413	43,229
Other	9,025	8,122
Total gross deferred tax assets	4,865,610	3,954,920
Valuation allowance	(4,865,610)	(3,954,920)
Net deferred tax assets	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	October 31,
	2024	2023
Unrecognized tax benefits balance at beginning of year	$28,194	$28,488
Gross decreases for tax positions of prior years	(1,768)	(1,330)
Gross increases for current year tax positions	1,551	1,036
Unrecognized tax benefits balance at end of year	$27,977	$28,194